Schedule of estimated useful lives of the assets (Details)	Jun. 30, 2026
Office Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	5 years